Share-based payment arrangements	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payment arrangements
21.	Share-based payment arrangements

Stock option plan (equity-settled)

The Company offers a stock option plan for the benefit of certain of its employees. The maximum number of shares that can be issued upon the exercise of options granted under the current 2012 stock option plan is 5,979,201. Each stock option entitles its holder to receive one common share upon exercise. The exercise price payable for each option is determined by the Board of Directors at the date of grant, and may not be less than the volume weighted average trading price of the Company’s shares for the last five trading days immediately preceding the grant date. The options vest in equal installments over three years and the expense is recognized following the accelerated method as each installment is fair valued separately and recorded over the respective vesting periods. The table below summarizes the changes in the outstanding stock options:

(in thousands of options and in dollars)	2020		2019
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
Balance, beginning of year	4,422	21.56	5,031	17.66
Granted	99	40.41	909	30.71
Exercised	(1,530)	16.73	(1,462)	13.58
Forfeited	(9)	27.87	(56)	28.14
Balance, end of year	2,982	24.65	4,422	21.56
Options exercisable, end of year	2,111	22.34	3,040	18.45

The following table summarizes information about stock options outstanding and exercisable at December 31, 2020:

(in thousands of options and in dollars)	Options outstanding		Options
			exercisable
		Weighted
		average
	Number	remaining	Number
	of	contractual life	of
Exercise prices	options	(in years)	options
23.40	241	0.6	241
19.12	517	1.6	517
18.83	598	2.6	598
26.82	227	3.1	227
23.70	470	4.1	276
30.71	830	5.2	252
40.41	99	6.6	-
	2,982	3.4	2,111

Of the options outstanding at December 31, 2020, a total of 2,502,339 (2019 – 3,463,098) are held by key management personnel.

The weighted average share price at the date of exercise for stock options exercised in 2020 was $33.78 (2019 – $32.02).

In 2020, the Group recognized a compensation expense of $1.7 million (2019 - $3.3 million)  with a corresponding increase to contributed surplus.

On July 27, 2020, the Board of Directors approved the grant of 99,485 stock options under the Company’s stock option plan of which 99,485 were granted to key management personnel. The options vest in equal installments over three years and have a life of seven years. The fair value of the stock options granted was estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	July 27, 2020	February 27, 2019
Exercise price	40.41	30.71
Average expected option life	4.5 years	4.5 years
Risk-free interest rate	0.71%	1.88%
Expected stock price volatility*	26.29%	24.30%
Average dividend yield	2.62%	2.72%
Weighted average fair value per option of options granted	6.73	6.74

* Expected stock price volatility is based on the historical volatility of the Group’s stock over a period commensurate with the expected term of the award.

Deferred share unit plan for board members (cash-settled)

The Company offers a deferred share unit (“DSU”) plan for its board members. Under this plan, board members may elect to receive cash, DSUs or a combination of both for their compensation. The following table provides the number of DSUs related to this plan:

(in units)	2020	2019
Balance, beginning of year	348,031	306,042
Board members compensation	29,168	34,144
Paid	(11,512)	-
Dividends paid in units	8,239	7,845
Balance, end of year	373,926	348,031

In 2020, the Group recognized, as a result of DSUs, a compensation expense of $1.1 million (2019 - $1.1 million) with a corresponding increase to trade and other payables. In addition, in personnel expenses, the Group recognized a mark-to-market loss on DSUs of $6.5 million (2019 – $2.5 million).

As at December 31, 2020, the total carrying amount of liabilities for cash-settled arrangements recorded in trade and other payables amounted to $19.2 million (2019 - $11.9 million, 2018- $7.9 million).

Performance contingent restricted share unit and performance share unit plans (equity-settled)

The Company offers an equity incentive plan for the benefit of senior employees of the Group. In February 2020, upon the recommendation of the Human Resources and Compensation Committee, the Board approved the following changes to the long-term incentive plan (“LTIP”) policy for designated eligible participants in 2020 and future years. Each participant’s annual LTIP allocation will be split in two equally weighted awards of performance share units (“PSUs”) and of restricted share units (‘’RSUs’’). The PSUs are subject to both performance and time cliff vesting conditions on the third anniversary of the award whereas the RSUs will only be subject to a time cliff vesting condition on the third anniversary of the award. The performance conditions attached to the PSUs will be equally weighted between absolute earnings before interest and income tax and relative total shareholder return (“TSR”). For purposes of the relative TSR portion, there are two equally weighted comparisons: the first portion is compared against the TSR of a group of transportation industry peers and the second portion is compared against the S&P/TSX60 index.

RSUs awarded under the equity incentive plan prior to 2020 will vest in December of the second year from the grant date. Upon satisfaction of the required service period, the plan provides for settlement of the award through shares.

Restricted share units

On February 7, 2020, the Company granted a total of 145,218 RSUs under the Company’s equity incentive plan of which 95,358 were granted to key management personnel, at that date. The fair value of the RSUs is determined to be the share price fair value at the date of the grant and is recognized as a share-based compensation expense, through contributed surplus, over the vesting period. The fair value of the RSUs granted was $32.41 per unit.

The table below summarizes changes to the outstanding RSUs:

(in thousands of RSUs and in dollars)	2020		2019
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	RSUs	fair value	RSUs	fair value
Balance, beginning of year	239	28.08	147	24.87
Granted	145	32.41	153	30.70
Reinvested	8	29.74	7	27.45
Settled	(92)	23.75	(59)	26.73
Forfeited	(1)	31.06	(9)	28.66
Balance, end of year	299	31.54	239	28.08

The following table summarizes information about RSUs outstanding and exercisable as at December 31, 2020:

(in thousands of RSUs and in dollars)	RSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	RSUs	(in years)
30.70	152	1.0
32.41	147	2.1
	299	1.5

The weighted average share price at the date of settlement of RSUs vested in 2020 was $53.10 (2019 – $32.80). The excess of the purchase price paid over the carrying value of shares repurchased for settlement of the award, in the amount of $4.5 million (2019 – $1.1 million), was charged to retained earnings as share repurchase premium.

In 2020, the Group recognized, as a result of RSUs, a compensation expense of $3.7 million (2019 - $2.9 million) with a corresponding increase to contributed surplus.

Of the RSUs outstanding at December 31, 2020, a total of 196,343 (2019 – 155,974) are held by key management personnel.

Performance share units

On February 7, 2020, the Company granted a total of 145,218 PSUs under the Company’s equity incentive plan of which 95,358 were granted to key management personnel, at that date. The fair value of the PSUs is determined using the share market price at the date of the grant and reflects the impact of satisfying the market conditions. The share-based compensation expense is recognized, through contributed surplus, over the vesting period. The fair value of the PSUs granted was $32.41 per unit.

The table below summarizes changes to the outstanding PSUs:

(in thousands of PSUs and in dollars)	2020
		Weighted
	Number	average
	of	grant date
	PSUs	fair value
Balance, beginning of period	-	-
Granted	145	32.41
Reinvested	2	32.41
Balance, end of period	147	32.41

The following table summarizes information about PSUs outstanding and exercisable as at December 31, 2020:

(in thousands of PSUs and in dollars)	PSUs outstanding
Remaining
	Number of	contractual life
Grant date fair value	PSUs	(in years)
32.41	147	2.1

In 2020, the Group recognized, as a result of PSUs, a compensation expense of $1.6 million with a corresponding increase to contributed surplus.

Of the PSUs outstanding at December 31, 2020, a total of 96,984 are held by key management personnel.